FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments	Our interest rate swap contracts as at June 30, 2021 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
	500,000

Carrying Value and Fair Value of Financial Instruments	The carrying value and estimated fair value of our financial instruments at June 30, 2021 and December 31, 2020 are as follows:

		2021	2021	2020	2020
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	154,655	154,655	153,093	153,093
Restricted cash	1	20,162	20,162	22,009	22,009
Marketable securities	1	4,056	4,056	3,684	3,684
Related party shareholder loans	2	6,228	6,228	6,228	6,228
Derivative assets	2	1,394	1,394	572	572
Liabilities
Long term debt - floating	2	950,718	950,718	1,054,022	1,054,022
Related party debt	2	413,600	413,600	—	—
Derivative liabilities	2	18,106	18,106	27,692	27,692

Schedule of Significant Unobservable Inputs
At March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year